N-2 - USD ($)	Oct. 21, 2026	Sep. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001560672
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Ellington Credit Company
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales load (as a percentage of the offering price)	2.00%	(1)
Offering expenses borne by the Fund (as a percentage of the offering price)	0.55%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total Shareholder Transaction Expenses (as a percentage of offering price)	2.55%

ANNUAL FUND EXPENSES
(as a percentage of average Net Asset Value of Common Equity)
Management/Advisory Fees	1.46%	(4)
Performance Fee payable under Investment Advisory Agreement (17.5%)	2.81%	(5)
Interest Payments and Fees on Borrowed Funds	6.72%	(6)
Other Expenses	3.00%	(7)
Total Annual Fund Expenses	13.99%	(8)
(1)Represents the maximum sales commissions with respect to the Common Shares being sold in this offering, which the Fund will pay the Agents in connection with sales of the Common Shares effected by such Agents under the Equity Distribution Agreement. There is no guarantee that there will be any sales of Common Shares pursuant to this prospectus supplement and the accompanying prospectus.
(2)The offering expenses of this offering are estimated to be approximately $690,000.
(3)The expenses of administering the DRP are included in “Other Expenses.” Shareholders may incur brokerage charges if they direct their broker or the Plan Agent to sell their Common Shares acquired pursuant to the DRP. See “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	2.00%
Underwriters Compensation [Percent]	0.55%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales load (as a percentage of the offering price)	2.00%	(1)
Offering expenses borne by the Fund (as a percentage of the offering price)	0.55%	(2)
Dividend reinvestment plan expenses	—%	(3)
Total Shareholder Transaction Expenses (as a percentage of offering price)	2.55%

ANNUAL FUND EXPENSES
(as a percentage of average Net Asset Value of Common Equity)
Management/Advisory Fees	1.46%	(4)
Performance Fee payable under Investment Advisory Agreement (17.5%)	2.81%	(5)
Interest Payments and Fees on Borrowed Funds	6.72%	(6)
Other Expenses	3.00%	(7)
Total Annual Fund Expenses	13.99%	(8)
(1)Represents the maximum sales commissions with respect to the Common Shares being sold in this offering, which the Fund will pay the Agents in connection with sales of the Common Shares effected by such Agents under the Equity Distribution Agreement. There is no guarantee that there will be any sales of Common Shares pursuant to this prospectus supplement and the accompanying prospectus.
(2)The offering expenses of this offering are estimated to be approximately $690,000.
(3)The expenses of administering the DRP are included in “Other Expenses.” Shareholders may incur brokerage charges if they direct their broker or the Plan Agent to sell their Common Shares acquired pursuant to the DRP. See “Dividend Reinvestment Plan” in the accompanying prospectus.
(4)The Management Fee is calculated and payable quarterly in arrears at an annual rate of 1.50% of the Fund’s “Net Asset Value” (total assets less total liabilities). Assumes Management Fee for the year ended March 31, 2026 adjusted to reflect the issuance of an additional $15 million of Common Shares pursuant to the offering described herein.
(5)Under the Investment Advisory Agreement, the Fund pays the Adviser a Performance Fee calculated and payable quarterly in arrears based upon the Fund’s “Pre-Performance Fee Net Investment Income” for the immediately preceding quarter, subject to a hurdle rate, expressed as a rate of return on the Fund’s common equity, equal to 2.00% per quarter (or an annualized hurdle rate of 8.00%), subject to a “catch-up” feature. For this purpose, “Pre-Performance Fee Net Investment Income” means, for any fiscal quarter, interest income (including discount accretion, premium amortization, and payment-in-kind income), dividend income, and any other income (including any fee income) earned or accrued by the Fund during such quarter, minus the Fund’s operating expenses for such quarter (excluding any litigation-related expenses, extraordinary expenses, and the Performance Fee). Pre-Performance Fee Net Investment Income does not include realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of computing Pre-Performance Fee Net Investment Income, the calculation will look through total return swaps as if the Fund owned the referenced assets directly. As a result, Pre-Performance Fee Net Investment Income includes net interest (whether positive or negative) associated with any total return swap, which is the difference between (a) the interest income and transaction fees related to the reference assets and (b) all interest and other expenses paid to the swap counterparty. For interest rate swaps, Pre-Performance Fee Net Investment Income includes the net payments and net accruals of periodic payments.
The calculation of the Performance Fee for each quarter is as follows:
•If the Fund’s Pre-Performance Fee Net Investment Income for a quarter does not exceed the Hurdle Amount for such quarter, then no Performance Fee is payable for such quarter;
•If the Fund’s Pre-Performance Fee Net Investment Income for a quarter exceeds the Hurdle Amount for such quarter but is less than or equal to 121.21% of the Hurdle Amount, then 100% of the portion of the Catch-Up is payable to the Fund’s Adviser as the Performance Fee with respect to such quarter.
Therefore, once the Fund’s Pre-Performance Fee Net Investment Income for such quarter exactly reaches 121.21% of the Hurdle Amount, the Fund’s Adviser will have accrued a Performance Fee with respect to such quarter that is exactly equal to 17.5% of the Pre-Performance Fee Net Investment Income (because 21.21% of the Hurdle Amount (which is the Pre-Performance Fee Net Investment Income captured by the Adviser during the Catch-Up phase) is equal to 17.5% of 121.21% of the Hurdle Amount (which is the entire Pre-Performance Fee Net Investment Income at the end of the Catch-Up phase)); and
•If the Fund’s Pre-Performance Fee Net Investment Income for a fiscal quarter exceeds 121.21% of the Hurdle Amount for such quarter, then 17.5% of Pre-Performance Fee Net Investment Income is payable to the Fund’s Adviser as the Performance Fee with respect to such quarter.
•With respect to the Performance Fee, there will be no accumulation of the Hurdle Amount from quarter to quarter, no claw back of amounts previously paid if the Pre-Performance Fee Net Investment Income in any subsequent quarter is below the Hurdle Amount for such subsequent quarter, and no delay or adjustment of payment if the Pre-Performance Fee Net Investment Income in any prior quarter was below the Hurdle Amount for such prior quarter.
The Performance Fee assumes that Pre-Performance Fee Net Investment Income exceeds 121.21% of the Hurdle Amount in each quarter, and that it will be based on the Performance Fee accrued for the year ended March 31, 2026 adjusted to reflect a proportional increase in the Performance Fee corresponding to the issuance of an additional $15 million of common stock pursuant to the offering described herein.
(6)The figures above assume average borrowings of $258 million at an average interest rate of 5.84% per annum, which includes the senior unsecured notes of $54 million issued in March 2026 and average borrowings under reverse repurchase agreements of $204 million. If the Fund issues additional debt securities and/or utilizes additional reverse repurchase agreement borrowings, then its interest expense and total annual expenses would increase accordingly.
(7)“Other Expenses” includes the Fund’s overhead expenses, including payments under the Administration Agreement based on the Fund’s allocable portion of overhead and other expenses incurred by the Administrator, as well as fees associated with outsourced administrative functions, and is based on amounts for the fiscal year ended March 31, 2026. “Other Expenses” also includes fees paid to the Fund’s independent accounts and legal counsel; compensation paid to independent trustees; and debt issuance costs associated with the Fund’s senior unsecured notes issued in March 2026, for which the Fund has elected the fair value option and therefore expensed those costs at issuance.
(8)“Total Annual Fund Expenses” are presented as a percentage of average Net Asset Value of Common Equity, because common shareholders bear all of the fees and expenses listed above (and not the holders of any preferred stock or debt securities).  The indirect expenses associated with the Fund’s CLO equity investments are not included above, but if included, the Fund’s total annual expenses would increase to 25.90% of the average Net Asset Value of Common Equity.

Management Fees [Percent]	1.46%
Interest Expenses on Borrowings [Percent]	6.72%
Incentive Fees [Percent]	2.81%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	3.00%
Total Annual Expenses [Percent]	13.99%
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses payable by a common shareholder on a $1,000 investment assuming a 5% annual net return, net of total fund expenses of 13.99%:

Example -	1 Year	3 Years	5 Years	10 Years
A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual net return	$140	$441	$773	$1,759

Expense Example, Year 01	$ 140
Expense Example, Years 1 to 3	441
Expense Example, Years 1 to 5	773
Expense Example, Years 1 to 10	$ 1,759
General Description of Registrant [Abstract]
Share Price		$ 4.04
NAV Per Share		$ 4.04